December 15, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	RidgeWorth Funds File Nos. 033-45671 and 811-06557 Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:
As Administrator on behalf of RidgeWorth Funds (the “Trust”), we are filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-effective Amendment No. 77 (the “Amendment”) to the Trust’s registration statement on Form N-1A.
The Amendment is being filed for the purpose of converting C Shares to R Shares for the RidgeWorth Total Return Bond Fund and the RidgeWorth Intermediate Bond Fund.
Please contact me at (617) 824-1514 if you have any questions or comments regarding this filing.

Very truly yours,
/s/ Kristin Person
Kristin Person